Taxation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Taxation
Schedule of reconciliation of effective tax rate

	Six months ended		Three months ended
	June 30,		June 30,
	2021	2020	2021	2020
(Loss)/profit before tax	(31,241)	4,508	(19,638)	10,618
Tax calculated at the applicable tax rates	3,821	(567)	2,360	(1,342)
Effect of different tax rates in other countries	(52)	(4)	(64)	(16)
Tax effect of expenses not deductible for tax purposes and non-taxable income	230	262	350	262
Tax effect of deductions under special tax regimes	(3,353)	13	(2,235)	687
Tax effect of tax losses brought forward	(675)	296	(455)	409
Overseas tax in excess of credit claim used during the period	(525)	(389)	(326)	(209)
Income tax expense	(554)	(389)	(370)	(209)

	2020	2019
Income/(loss) before tax	686	(33,699)
Tax calculated at the applicable tax rates	(86)	4,212
Effect of different tax rates in other countries	(8)	(5)
Tax effect of expenses not deductible for tax purposes and non-taxable income	645	1,134
Tax effect of deductions under special tax regimes	(758)	(4,126)
Unrecognized deferred tax asset resulting from loss carryforward	—	(1,220)
Tax effect of tax losses brought forward	189	—
Special contribution defense fund	—	(2)
Income tax expense	(18)	(7)